Condensed Statements of Cash Flows - USD ($)		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (5,494)	$ 6,726,111	$ 6,371,821	$ 5,128,650
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Formation cost paid by related party	5,494
Interest earned on marketable securities held in Trust Account		(2,022,207)	(77,833)	(105,681)
Change in fair value of warrant liabilities		(6,552,334)	(7,892,583)	(9,381,750)
Change in fair value of convertible note		2,300		575,278
Offering costs allocated to warrants			575,278
Changes in current assets and current liabilities:
Prepaid expenses		511,694	(1,023,194)	(837,139)
Accounts payable and accrued expenses		226,411	109,817	2,579,641
Net cash used in operating activities		(1,108,025)	(1,936,694)	(2,041,001)
Cash Flows from Investing Activities:
Purchase of marketable securities held in Trust Account				(1,035,163,516)
Disposal of marketable securities held in Trust Account				690,164,000
Investment of Cash into Trust Account			(345,000,000)	(484)
Net cash used in investing activities			(345,000,000)	(345,000,000)
Cash Flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters' discount			338,595,000	338,595,000
Proceeds from issuance of Private Placement Warrants			9,400,000	9,400,000
Proceeds from issuance of Convertible Promissory Note		1,000,000
Repayment of promissory note to related party			(90,996)	(90,996)
Payments of offering costs			(585,420)	(585,420)
Net cash provided by financing activities		1,000,000	347,318,584	347,318,584
Net Change in Cash		(108,025)	381,890	277,583
Cash - Beginning		277,583
Cash - Ending		169,558	381,890	277,583
Supplemental disclosure of noncash financing activities:
Initial value of Class A ordinary shares subject to possible redemption			345,000,000	345,000,000
Initial value of warrant liabilities			17,870,000	17,870,000
Deferred underwriters' discount payable charged to additional paid-in capital			12,075,000	12,075,000
Accretion of Class A ordinary shares subject to possible redemption		$ 2,127,888
Deferred offering costs paid under promissory note			$ 90,996	$ 90,996
Deferred offering costs paid by Sponsor in exchange for issuance for Class B ordinary shares	25,000
Deferred Offering costs included in accrued expenses	$ 108,185